RELATED PARTY TRANSACTIONS - Voting agreements (Details)	12 Months Ended
Dec. 31, 2019 director
Brookfield Americas Infrastructure Fund | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.00%
Brookfield Americas Infrastructure Fund | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Brookfield Infrastructure Fund II | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	40.00%
Brookfield Infrastructure Fund II | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	50.10%
Brookfield Infrastructure Fund III | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	24.00%
Brookfield Infrastructure Fund III | Top of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	31.00%
Subsidiaries with material non-controlling interests | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	30.00%
TerraForm Power
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	62.00%
TerraForm Power | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Number of directors company entitled to elect	1
Number of directors	4
Brookfield Infrastructure Fund IV | Bottom of range | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%